CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (156,124)	$ (59,414)
Other comprehensive income (loss):
Foreign currency translation adjustment	(246)	54
Total comprehensive income (loss)	$ (156,370)	$ (59,360)